Acquisition of OAPLT (Details) - Schedule of Allocation of Purchase Price - OAPLT [Member]	Jun. 30, 2024 USD ($)
Schedule of Allocation of Purchase Price [Line Items]
Purchase price	$ 132,988
Purchase price allocation at fair value:
Cash	2,055
Accounts payable and accrued liabilities	(11,446)
Other current liabilities	(6,990)
Goodwill	149,369
Total purchase price	$ 132,988